FIVE HIGHEST PAID EMPLOYEES (Tables)	12 Months Ended
Dec. 31, 2020
FIVE HIGHEST PAID EMPLOYEES [abstract]
Schedule of remuneration of five highest paid emloyees

During the year, none (2019: none; 2018: none) of the Directors, details of whose remuneration are disclosed in note 9(i) above, received an amount which falls within the category of the five highest paid employees. Details of the remuneration of the five (2019: five; 2018: five) highest paid employees, for the year are as follows:

	2018	2019	2020

Salaries, allowances and benefits in kind(1)	21	27	25
Performance-related bonuses	18	18	18
Pension scheme contributions	1	2	2
Amount paid/payable during the year	40	47	45

(1)   Salaries, allowances, and benefits in kind represent the gross amount (before applicable individual salary tax) paid/payable to individual employees.

Schedule of remuneration bands of five highest paid employees

The remuneration of the five (2019: five, 2018: five) highest paid employees, falls within the following bands:

	2018	2019	2020

RMB6,500,001 to RMB7,000,000	2	-	1
RMB7,000,001 to RMB7,500,000	-	-	1
RMB7,500,001 to RMB8,000,000	1	2	-
RMB8,000,001 to RMB8,500,000	-	1	1
RMB8,500,001 to RMB9,000,000	1	-	-
RMB10,000,001 to RMB10,500,000	-	1	-
RMB10,500,001 to RMB11,000,000	1	-	1
RMB12,500,001 – RMB13,000,000	-	1	1
	5	5	5